RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025 - Additional information (Details) - Telefnica Mviles Argentina S.A. - ARS ($) $ in Millions	Sep. 30, 2025	Feb. 24, 2025
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Trade receivables	$ 391,183	$ 335,696
Trade receivables, gross	511,335
Loss allowance on trade receivables	120,152
Goodwill	$ 0